Risk and Capital Management - Schedule of Maximum Exposure of Financial Assets to Credit Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial assets	R$ 2,880,511	R$ 2,673,301
At Amortized cost	2,042,788	1,912,804
Central Bank of Brazil deposits	167,275	160,698
Interbank deposits	66,195	66,931
Securities purchased under agreements to resell	280,595	243,220
Securities	329,965	327,507
Loan and lease operations	1,083,798	1,025,493
Other financial assets	164,029	136,713
(-) Provision for expected credit loss	(49,069)	(47,758)
At Fair value through other comprehensive income	132,473	106,303
Securities	132,473	106,303
At Fair value through profit or loss	705,250	654,194
Securities	628,774	560,143
Derivatives	73,384	92,439
Other financial assets	3,092	1,612
Financial liabilities - Provisions for financial guarantees, credit commitments and credits to be released	(1,793)	(4,928)
Off-balance sheet	715,869	623,729
Financial guarantees	134,105	123,915
Credit commitments and credits to be released	581,764	499,814
Total	3,594,587	3,292,102
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial assets	2,382,665	2,089,980
At Amortized cost	1,700,211	1,500,797
Central Bank of Brazil deposits	167,275	160,698
Interbank deposits	26,394	26,709
Securities purchased under agreements to resell	277,940	238,593
Securities	309,312	302,599
Loan and lease operations	821,637	708,917
Other financial assets	139,618	103,711
(-) Provision for expected credit loss	(41,965)	(40,430)
At Fair value through other comprehensive income	61,370	31,268
Securities	61,370	31,268
At Fair value through profit or loss	621,084	557,915
Securities	603,439	533,887
Derivatives	14,553	22,416
Other financial assets	3,092	1,612
Financial liabilities - Provisions for financial guarantees, credit commitments and credits to be released	(1,619)	(4,298)
Off-balance sheet	629,007	537,015
Financial guarantees	106,456	95,890
Credit commitments and credits to be released	522,551	441,125
Total	3,010,053	2,622,697
Abroad
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial assets	497,846	583,321
At Amortized cost	342,577	412,007
Central Bank of Brazil deposits	0	0
Interbank deposits	39,801	40,222
Securities purchased under agreements to resell	2,655	4,627
Securities	20,653	24,908
Loan and lease operations	262,161	316,576
Other financial assets	24,411	33,002
(-) Provision for expected credit loss	(7,104)	(7,328)
At Fair value through other comprehensive income	71,103	75,035
Securities	71,103	75,035
At Fair value through profit or loss	84,166	96,279
Securities	25,335	26,256
Derivatives	58,831	70,023
Other financial assets	0	0
Financial liabilities - Provisions for financial guarantees, credit commitments and credits to be released	(174)	(630)
Off-balance sheet	86,862	86,714
Financial guarantees	27,649	28,025
Credit commitments and credits to be released	59,213	58,689
Total	R$ 584,534	R$ 669,405